Securities Sold under Agreements to Repurchase	12 Months Ended
Dec. 31, 2021
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Securities Sold under Agreements to Repurchase
19	SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Interbank market	181,121	97,974
Stock exchange market	58,325	24,275

Total	239,446	122,249

Maturing:
Within 30 days	237,371	122,101
More than 30 days within 90 days	2,075	140
After 90 days	—	8

Total	239,446	122,249

As at 31 December 2021, bonds with a carrying value of RMB 199,211 million (as at 31 December 2020: RMB113,454 million) were pledged as collateral for financial assets sold under agreements to repurchase resulting from repurchase transactions entered into by the Group in the interbank market.
For debt repurchase transactions through the stock exchange, the Group is required to deposit certain exchange-traded bonds into a collateral pool with fair value converted at a standard rate pursuant to the stock exchange’s regulation which should be no less than the balance of the related repurchase transaction. As at 31 December 2021, the carrying value of securities deposited in the collateral pool was RMB 298,043 million (as at 31 December 2020: RMB256,062 million). The collateral is restricted from trading during the period of the repurchase transaction.